51 Madison Avenue

New York, New York 10010

December 23, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

RE:	IndexIQ Active ETF Trust (“Registrant”)

Registration Nos.: 333-183489 and 811-22739

Dear Ladies and Gentlemen:

On behalf of the Registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data information that reflects information in the supplement dated December 11, 2020 to the Prospectus dated August 28, 2020 for the IQ MacKay Municipal Intermediate ETF (Accession Number: 0001104659-20-134541). The purpose of this filing is to submit XBRL interactive data files in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions, please do not hesitate to contact me at (212) 576-7634.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary